Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2013
Change in the carrying value of goodwill
Balance at beginning of year				$ 23,937
Acquisitions	17,949
Balance at end of year	17,949			23,937
Carrying amount and accumulated amortization of identifiable intangible assets
Gross Carrying Amount	9,520
Accumulated Amortization	1,798
Net Carrying Amount	7,722			10,221
Amortization expense related to identifiable intangible assets	1,798	0	0
Estimated amortization expense
2013	1,984
2014	1,845
2015	1,008
2016	669
2017	454
Thereafter	1,762
Total	7,722
Developed product technologies
Carrying amount and accumulated amortization of identifiable intangible assets
Gross Carrying Amount	2,640
Accumulated Amortization	806
Net Carrying Amount	1,834
Customer relationships
Carrying amount and accumulated amortization of identifiable intangible assets
Gross Carrying Amount	4,330
Accumulated Amortization	387
Net Carrying Amount	3,943
Trademarks
Carrying amount and accumulated amortization of identifiable intangible assets
Gross Carrying Amount	1,150
Accumulated Amortization	218
Net Carrying Amount	932
Covenants not to compete
Carrying amount and accumulated amortization of identifiable intangible assets
Gross Carrying Amount	1,400
Accumulated Amortization	387
Net Carrying Amount	$ 1,013